CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥)	Share capitals	Shares held for share option scheme	Other reserves [Member]	Accumulated losses	Non controlling interest	Total	Total
Ending balance, equity at Dec. 31, 2020	¥ 78,000	¥ (87,714,000)	¥ 10,639,931,000	¥ (5,356,926,000)	¥ 89,914,000	¥ 5,195,369,000	¥ 5,285,283,000
Loss for the year				(1,281,699,000)	(48,814,000)	(1,281,699,000)	(1,330,513,000)
Foreign currency translation differences			(152,542,000)			(152,542,000)	(152,542,000)
Fair value changes on financial assets measured at fair value through other comprehensive income			(1,812,000)			(1,812,000)	(1,812,000)
Total comprehensive loss for the year			(154,354,000)	(1,281,699,000)	(48,814,000)	(1,436,053,000)	(1,484,867,000)
Transactions with equity holders:
Value of employee services and business cooperation arrangements (Note 27)			25,409,000			25,409,000	25,409,000
Vesting of shares under Restricted Share Unit Scheme		700,000	(700,000)				(700,000)
Exercise of shares under Share Option Scheme		6,912,000	2,345,000			9,257,000	9,257,000
Total transactions with equity holders at their capacity as equity holders for the year		7,612,000	27,054,000			34,666,000	34,666,000
Ending balance, equity at Dec. 31, 2021	78,000	(80,102,000)	10,512,631,000	(6,638,625,000)	41,100,000	3,793,982,000	3,835,082,000
Loss for the year				(872,274,000)	(55,752,000)	(872,274,000)	(928,026,000)
Foreign currency translation differences			426,145,000			426,145,000	426,145,000
Fair value changes on financial assets measured at fair value through other comprehensive income			5,324,000			5,324,000	5,324,000
Total comprehensive loss for the year			431,469,000	(872,274,000)	(55,752,000)	(440,805,000)	(496,557,000)
Transactions with equity holders:
Value of employee services and business cooperation arrangements (Note 27)			13,361,000			13,361,000	13,361,000
Vesting of shares under Restricted Share Unit Scheme		4,720,000	(4,720,000)				(4,720,000)
Exercise of shares under Share Option Scheme		830,000	331,000			1,161,000	1,161,000
Repurchase of shares		(74,992,000)				(74,992,000)	(74,992,000)
Total transactions with equity holders at their capacity as equity holders for the year		(69,442,000)	8,972,000			(60,470,000)	(60,470,000)
Ending balance, equity at Dec. 31, 2022	78,000	(149,544,000)	10,953,072,000	(7,510,899,000)	(14,652,000)	3,292,707,000	3,278,055,000
Loss for the year				(362,715,000)	(8,761,000)	(362,715,000)	(371,476,000)
Foreign currency translation differences			26,216,000			26,216,000	26,216,000
Fair value changes on financial assets measured at fair value through other comprehensive income			500,000			500,000	500,000
Total comprehensive loss for the year			26,716,000	(362,715,000)	(8,761,000)	(335,999,000)	(344,760,000)
Transactions with equity holders:
Value of employee services and business cooperation arrangements (Note 27)			14,497,000			14,497,000	14,497,000
Transactions with non-controlling interests			(4,434,000)		4,434,000	(4,434,000)	(4,434,000)
Total transactions with equity holders at their capacity as equity holders for the year			10,063,000		4,434,000	10,063,000	14,497,000
Ending balance, equity at Dec. 31, 2023	¥ 78,000	¥ (149,544,000)	¥ 10,989,851,000	¥ (7,873,614,000)	¥ (18,979,000)	¥ 2,966,771,000	¥ 2,947,792,000